Institutional Investor Trust

FILED VIA EDGAR

February 25, 2011

Securities and Exchange Commission
Filing Desk
450 5th Street NW
Washington, DC 20549

Re:	Institutional Investor Trust File #333-167495, 1933 Act File #811-22429, 1940 Act

Ladies and Gentlemen:

This letter certifies that the form of Prospectus and Statement of Additional Information for the Trust's Sector Allocation Model Fund Series that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 2 under the 1933 Act which was filed with the Securities and Exchange Commission via EDGAR on February 22, 2011.

Please contact me at the number shown below should you have any questions.

Sincerely,

/s/ Roland G. Caldwell, Jr.

Roland G. Caldwell, Jr.
President

201 Center Road, Suite Two, Venice, FL 34285-5660
491-943-3600 (Local) ~ 941-496-4660 (Fax) ~ 800-339-9476 (Toll Free)